Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-Term Debt

9.LONG-TERM DEBT

The following table presents the Company’s long-term debt at March 31, 2023 and December 31, 2022:

	March 31,	December 31,
	2023	2022
Revolver under Credit Agreement, bearing interest ranging from 5.77% to 5.92% (a)	$650,587	$614,705
Term loan under Credit Agreement, bearing interest at 5.77% (a)	650,000	650,000
Term loan under Term Loan Agreement, bearing interest at 5.78% (a)	800,000	800,000
4.25% Senior Notes due 2028	500,000	500,000
3.50% Senior Notes due 2029	500,000	500,000
2.60% Senior Notes due 2030	600,000	600,000
2.20% Senior Notes due 2032	650,000	650,000
3.20% Senior Notes due 2032	500,000	500,000
4.20% Senior Notes due 2033	750,000	750,000
3.05% Senior Notes due 2050	500,000	500,000
2.95% Senior Notes due 2052	850,000	850,000
Notes payable to sellers and other third parties, bearing interest ranging from 2.42% to 10.35%, principal and interest payments due periodically with due dates ranging from 2024 to 2036 (a)	36,049	37,232
Finance leases, bearing interest ranging from 1.89% to 2.16%, with lease expiration dates ranging from 2026 to 2027 (a)	10,791	11,464
	6,997,427	6,963,401
Less – current portion	(10,513)	(6,759)
Less – unamortized debt discount and issuance costs	(65,075)	(66,493)
Long-term portion of debt and notes payable	$6,921,839	$6,890,149

____________________

(a)	Interest rates represent the interest rates at March 31, 2023.

Credit Agreement

Details of the Credit Agreement are as follows:

	March 31,	December 31,
	2023	2022
Revolver under Credit Agreement
Available	$1,159,902	$1,193,502
Letters of credit outstanding	$39,511	$41,793
Total amount drawn, as follows:	$650,587	$614,705
Amount drawn – U.S. Term SOFR rate loan	$280,000	$391,000
Interest rate applicable – U.S. Term SOFR rate loan	5.77%	5.42%
Amount drawn – U.S. Term SOFR rate loan	$100,000	$—
Interest rate applicable – U.S. Term SOFR rate loan	5.78%	—%
Amount drawn – U.S. Term SOFR rate loan	$60,000	$—
Interest rate applicable – U.S. Term SOFR rate loan	5.91%	—%
Amount drawn – Canadian bankers’ acceptance	$210,587	$223,705
Interest rate applicable – Canadian bankers’ acceptance	5.92%	5.74%
Commitment – rate applicable	0.09%	0.09%
Term loan under Credit Agreement
Amount drawn – U.S. Term SOFR rate loan	$650,000	$650,000
Interest rate applicable – U.S. Term SOFR rate loan	5.77%	5.42%

In addition to the $39,511 of letters of credit at March 31, 2023 issued and outstanding under the Credit Agreement, the Company has issued and outstanding letters of credit totaling $85,120 under facilities other than the Credit Agreement.

11.     LONG-TERM DEBT

The following table presents the Company’s long-term debt as of December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Revolver under Credit Agreement, bearing interest ranging from 5.42% to 5.74% (a)	$614,705	$803,944
Term loan under Credit Agreement, bearing interest at 5.42% (a)	650,000	650,000
Term loan under Term Loan Agreement, bearing interest at 5.42% (a), (b)	800,000	—
4.25% Senior Notes due 2028	500,000	500,000
3.50% Senior Notes due 2029	500,000	500,000
2.60% Senior Notes due 2030	600,000	600,000
2.20% Senior Notes due 2032	650,000	650,000
3.20% Senior Notes due 2032	500,000	—
4.20% Senior Notes due 2033	750,000	—
3.05% Senior Notes due 2050	500,000	500,000
2.95% Senior Notes due 2052	850,000	850,000
Notes payable to sellers and other third parties, bearing interest ranging from 2.42% to 10.35%, principal and interest payments due periodically with due dates ranging from 2024 to 2036 (a)	37,232	37,508
Finance leases, bearing interest ranging from 1.89% to 2.16%, with lease expiration dates ranging from 2026 to 2027 (a)	11,464	10,519
	6,963,401	5,101,971
Less – current portion	(6,759)	(6,020)
Less – unamortized debt discount and issuance costs	(66,493)	(55,451)
	$6,890,149	$5,040,500
(a)	Interest rates represent the interest rates incurred at December 31, 2022.
(b)	Interest rate margin for term loan under Term Loan Agreement was 1.00% at December 31, 2022.

Credit Agreement

The Company has a revolving credit and term loan agreement (as amended, restated, amended and restated, supplemented or otherwise modified from time to time, the “Credit Agreement”) with Bank of America, N.A., acting through its Canada Branch, as the global agent, the swing line lender and a letter of credit issuer, Bank of America, N.A., as the U.S. agent and a letter of credit issuer, the other lenders named therein (the “Lenders”) and any other financial institutions from time to time party thereto.  The Credit Agreement has a scheduled maturity date of July 30, 2026, which may be extended further upon agreement by Lenders holding at least 50% of the commitments and credit extensions outstanding, with respect to their respective commitments and credit extensions outstanding.  Any Lender that does not agree to an extension of the maturity date shall not be so extended with respect to their commitments and credit extensions.

Details of the Credit Agreement are as follows:

	December 31,
	2022	2021
Revolver under Credit Agreement
Available	$1,193,502	$933,775
Letters of credit outstanding	$41,793	$112,281
Total amount drawn, as follows:	$614,705	$803,944
Amount drawn – U.S. Term SOFR rate loan	$391,000	Not applicable
Interest rate applicable – U.S. Term SOFR rate loan	5.42%	Not applicable
Interest rate margin – U.S. Term SOFR rate loan	1.00%	Not applicable
Amount drawn – U.S. LIBOR rate loan	Not applicable	$631,000
Interest rate applicable – U.S. LIBOR rate loan	Not applicable	1.10%
Interest rate margin – U.S. LIBOR rate loan	Not applicable	1.00%
Amount drawn – U.S. base rate loan	$—	$158,000
Interest rate applicable – U.S. base rate loan	—%	3.25%
Interest rate margin – U.S. base rate loan	—%	0.00%
Amount drawn – U.S. swingline loan	$—	$11,000
Interest rate applicable – U.S. swingline loan	—%	3.25%
Interest rate margin – U.S. swingline loan	—%	0.00%
Amount drawn – Canadian bankers’ acceptance	$223,705	$3,944
Interest rate applicable – Canadian bankers’ acceptance	5.74%	1.45%
Interest rate acceptance fee – Canadian bankers’ acceptance	1.00%	1.00%
Commitment – rate applicable	0.09%	0.09%
Term loan under Credit Agreement
Amount drawn – U.S. Term SOFR rate loan	$650,000	Not applicable
Interest rate applicable – U.S. Term SOFR rate loan	5.42%	Not applicable
Interest rate margin – U.S. Term SOFR rate loan	1.00%	Not applicable
Amount drawn – U.S. based LIBOR loan	Not applicable	$650,000
Interest rate applicable – U.S. based LIBOR loan	Not applicable	1.10%
Interest rate margin – U.S. based LIBOR loan	Not applicable	1.20%

In addition to the $41,793 of letters of credit at December 31, 2022 issued and outstanding under the Credit Agreement, the Company has issued and outstanding letters of credit totaling $85,319 under facilities other than the Credit Agreement.

Pursuant to the terms and conditions of the Credit Agreement, the Lenders provide a $2,500,000 credit facility to the Company, consisting of (i) revolving advances up to an aggregate principal amount of $1,850,000 at any one time outstanding, and (ii) a term loan in an aggregate principal amount of $650,000. As part of the aggregate commitments under the revolving advances, the Credit Agreement provides for letters of credit to be issued at the request of the Company in an aggregate amount not to exceed $320,000 and for swing line loans to be issued at the request of the Company in an aggregate amount not to exceed the lesser of $100,000 and the aggregate commitments under the revolving advances. Both the letter of credit sublimit and the swing line sublimit are part of, and not in addition to, the aggregate commitments under the revolving advances. Subject to certain specified conditions and additional deliveries, the Company has the option to request increases in the aggregate commitments for revolving advances and one or more additional term loans, provided that (i) the aggregate principal amount of such requests does not exceed $500,000 and (ii) the aggregate principal amount of commitments and term loans under the credit facility does not exceed $3,000,000. As of December 31, 2022, there are no commitments by lenders for any such increases in aggregate principal amount of revolving advances or additional term loans described in the preceding sentence. The Company has $2,901 of debt issuance costs related to the revolver under the Credit Agreement recorded in Other assets, net in the Consolidated Balance Sheets at December 31, 2022, which are being amortized through the maturity date, or July 30, 2026.  The Company is amortizing $8,674 of debt issuance costs related to the term loan under the Credit Agreement through the maturity date.

Advances are available under the Credit Agreement in U.S. dollars and Canadian dollars.  Prior to the effectiveness of the amendment to the Credit Agreement dated as of October 31, 2022  (the “First Amendment”), interest accrued on the term loan under the Credit Agreement at a rate based on London interbank rate for specified interest periods (“LIBOR”) or a base rate, at the Company’s option, plus an applicable margin. Following the effectiveness of the First Amendment, interest accrues on the term loan under the Credit Agreement at a rate based upon the secured overnight financing rate (“SOFR”) for specified interest periods (“Term SOFR”) (including for all Term SOFR loans, a credit spread adjustment of 0.10% for all applicable interest periods) or a base rate, at the Company’s option, plus an applicable margin.

Interest accrues on revolving advances under the Credit Agreement, at the Company’s option, (i) (A) prior to the effectiveness of the First Amendment, at LIBOR, (B) following the effectiveness of the First Amendment, at Term SOFR or (C) a base rate for U.S. dollar borrowings, in each case plus an applicable margin, and (ii) at the Canadian prime rate for Canadian dollar borrowings, plus an applicable margin. Canadian dollar borrowings are also available by way of bankers’ acceptances or BA equivalent notes, subject to the payment of a drawing fee. Certain fees for letters of credit in US dollars and Canadian dollars are also based on the applicable margin.

The applicable margin used in connection with interest rates and fees is based on the debt rating of the Company’s public non-credit-enhanced, senior unsecured long-term debt (the “Debt Rating”).  The applicable margin for LIBOR loans (prior to the effectiveness of the First Amendment), Term SOFR loans (following the effectiveness of the First Amendment), drawing fees for bankers’ acceptances, BA equivalent notes and certain letter of credit fees ranges from 0.750% to 1.250%.  The applicable margin for U.S. base rate loans, Canadian prime rate loans and swing line loans ranges from 0.00% to 0.250%. The Company will also pay a fee based on the Debt Rating on the actual daily unused amount of the aggregate revolving commitments, ranging from 0.065% to 0.150%.

The Credit Agreement contains customary benchmark replacement mechanics in connection with certain benchmark transition events, as well as customary mechanics with respect to the unavailability of a tenor of a then-current benchmark rate.

The borrowings under the Credit Agreement are unsecured and there are no subsidiary guarantors under the Credit Agreement. Proceeds from borrowings under the Credit Agreement may be used (i) to finance acquisitions, dividends or other equity distributions permitted under the Credit Agreement and (ii) for capital expenditures, working capital, payment of certain transaction fees and expenses, letters of credit and any other lawful corporate purposes. The Credit Agreement contains customary representations, warranties, covenants and events of default, including, among others, a change of control event of default and limitations on the incurrence of indebtedness and liens, new lines of business, mergers, transactions with affiliates and burdensome agreements. During the continuance of an event of default, the Lenders may take a number of actions, including, among others, declaring the entire amount then outstanding under the Credit Agreement to be due and payable. The Credit Agreement includes a financial covenant limiting, as of the last day of each fiscal quarter, the ratio of (a) Consolidated Total Funded Debt (as defined in the Credit Agreement) as of such date to

(b) Consolidated EBITDA (as defined in the Credit Agreement), measured for the preceding 12 months, to not more than 3.75 to 1.00 (or 4.25 to 1.00 during material acquisition periods, subject to certain limitations). As of December 31, 2022 and 2021, the Company was in compliance with all applicable covenants in the Credit Agreement as in effect as of the applicable date.

Term Loan Agreement

On October 31, 2022, the Company, as borrower, Bank of America, N.A., as administrative agent, and the other lenders from time to time party thereto (the “New TL Lenders”) entered into that certain Term Loan Agreement (as amended, restated, supplemented or otherwise modified from time to time, the “Term Loan Agreement”), pursuant to which the New TL Lenders made loans to the Company in an aggregate stated principal amount of $800,000. The Company used substantially all of the proceeds of borrowings under the Term Loan Agreement to repay revolving borrowings under the Credit Agreement.  Amounts borrowed under the Term Loan Agreement and repaid or prepaid may not be reborrowed. The Company is amortizing $1,725 of debt issuance costs through the maturity date, or July 30, 2026.

Interest accrues on the term loan under the Term Loan Agreement at Term SOFR (including for all Term SOFR loans, a credit spread adjustment of 0.10% for all applicable interest periods) or a base rate, at the Company’s option, plus an applicable margin. The applicable margin used in connection with calculating interest rates and fees is based on the Company’s Debt Rating. The applicable margin for Term SOFR loans ranges from 0.750% to 1.250% per annum, and the applicable margin for base rate loans ranges from 0.00% to 0.250% per annum.

The Term Loan Agreement contains customary benchmark replacement mechanics in connection with certain benchmark transition events, as well as customary mechanics with respect to the unavailability of a tenor of a then-current benchmark rate. The borrowings under the Term Loan Agreement are unsecured and there are no subsidiary guarantors under the Term Loan Agreement.

The Term Loan Agreement contains customary representations, warranties, covenants and events of default, including, among others, a change of control event of default and limitations on the incurrence of indebtedness and liens, new lines of business, mergers, transactions with affiliates and burdensome agreements. During the continuance of an event of default, the New TL Lenders may take a number of actions, including, among others, declaring the entire amount then outstanding under the Term Loan Agreement and related loan documents to be due and payable.

The Term Loan Agreement includes a financial covenant limiting, as of the last day of each fiscal quarter, the ratio of (i) Consolidated Total Funded Debt (as defined in the Term Loan Agreement) as of such date to (b) Consolidated EBITDA (as defined in the Term Loan Agreement), measured for the preceding 12 months, to not more than 3.75 to 1.00 (or 4.25 to 1.00 during material acquisition periods, subject to certain limitations). As of December 31, 2022, the Company was in compliance with all applicable covenants in the Term Loan Agreement.

Private Placement Notes

Pursuant to the terms and conditions of a Master Note Purchase Agreement dated as of June 1, 2016 (as amended, restated, amended and restated, supplemented or otherwise modified from time to time, the “2016 NPA”) between the Company and certain accredited institutional investors, the Company issued senior unsecured notes (the “2016 Private Placement Notes”) consisting of (i) $150,000 of senior notes due June 1, 2021 (the “June 2021 Private Placement Notes”), (ii) $200,000 of senior notes due June 1, 2023, (iii) $150,000 of senior notes due April 20, 2024, (iv) $400,000 of senior notes due June 1, 2026 and (v) $250,000 of senior notes due April 20, 2027.

Pursuant to the terms and conditions of a Master Note Purchase Agreement, dated as of July 15, 2008 (as amended, restated, amended and restated, assumed, supplemented or otherwise modified from time to time, the “2008 NPA”) between the Company and certain accredited institutional investors, the Company issued senior unsecured notes (the “2008

Private Placement Notes” and together with the 2016 Private Placement Notes, the “Private Placement Notes”) consisting of (i) $100,000 of senior notes due April 1, 2021 (the “April 2021 Private Placement Notes” and together with the June 2021 Private Placement Notes, the “2021 Private Placement Notes”), (ii) $125,000 of senior notes due August 20, 2022 and (iii) $375,000 of senior notes due August 20, 2025.

The Company repaid at maturity the 2021 Private Placement Notes and repaid the other Private Placement Notes in connection with the Offering (defined below) in September 2021.

Senior Notes

On November 16, 2018, the Company completed an underwritten public offering of $500,000 aggregate principal amount of its 4.25% Senior Notes due December 1, 2028 (the “2028 Senior Notes”). The 2028 Senior Notes were issued under the Indenture, dated as of November 16, 2018 (as amended, restated, amended and restated, supplemented or otherwise modified from time to time, the “Indenture”), by and between the Company and U.S. Bank National Association, as trustee (the “Trustee”), as supplemented through the First Supplemental Indenture, dated as of November 16, 2018. The Company is amortizing $5,792 of debt issuance costs through the maturity date of the 2028 Senior Notes. The Company may redeem some or all of the 2028 Senior Notes at its option prior to September 1, 2028 (three months before the maturity date) at any time and from time to time at a redemption price equal to the greater of 100% of the principal amount of the 2028 Senior Notes redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the 2028 Senior Notes redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. Commencing on September 1, 2028 (three months before the maturity date), the Company may redeem some or all of the 2028 Senior Notes, at any time and from time to time, at a redemption price equal to the principal amount of the 2028 Senior Notes being redeemed plus accrued and unpaid interest to, but excluding, the redemption date.

On April 16, 2019, the Company completed an underwritten public offering of $500,000 aggregate principal amount of its 3.50% Senior Notes due May 1, 2029 (the “2029 Senior Notes”).  The 2029 Senior Notes were issued under the Indenture, as supplemented through the Second Supplemental Indenture, dated as of April 16, 2019. The Company is amortizing $5,954 of debt issuance costs through the maturity date of the 2029 Senior Notes. The Company may redeem some or all of the 2029 Senior Notes at its option prior to February 1, 2029 (three months before the maturity date) at any time and from time to time at a redemption price equal to the greater of 100% of the principal amount of the 2029 Senior Notes redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the 2029 Senior Notes redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. Commencing on February 1, 2029 (three months before the maturity date), the Company may redeem some or all of the 2029 Senior Notes, at any time and from time to time, at a redemption price equal to the principal amount of the 2029 Senior Notes being redeemed plus accrued and unpaid interest to, but excluding, the redemption date.

On January 23, 2020, the Company completed an underwritten public offering of $600,000 aggregate principal amount of 2.60% Senior Notes due February 1, 2030 (the “2030 Senior Notes”).  The 2030 Senior Notes were issued under the Indenture, as supplemented through the Third Supplemental Indenture, dated as of January 23, 2020. The Company is amortizing $5,435 of debt issuance costs through the maturity date of the 2030 Senior Notes. The Company may redeem some or all of the 2030 Senior Notes at its option prior to November 1, 2029 (three months before the maturity date) at any time and from time to time at a redemption price equal to the greater of 100% of the principal amount of the 2030 Senior Notes redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the 2030 Senior Notes redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. Commencing on November 1, 2029 (three months before the maturity date), the Company may redeem some or all of the 2030 Senior Notes, at any time and from time to time, at a redemption price equal to the principal amount of the 2030 Senior Notes being redeemed plus accrued and unpaid interest to, but excluding, the redemption date.

On March 13, 2020, the Company completed an underwritten public offering of $500,000 aggregate principal amount of 3.05% Senior Notes due April 1, 2050 (the “2050 Senior Notes”). The 2050 Senior Notes were issued under the Indenture, as supplemented through the Fourth Supplemental Indenture, dated as of March 13, 2020. The Company is amortizing a $7,375 debt discount and $5,682 of debt issuance costs through the maturity date of the 2050 Senior Notes. The Company may redeem some or all of the 2050 Senior Notes at its option prior to October 1, 2049 (six months before the maturity date) at any time and from time to time at a redemption price equal to the greater of 100% of the principal amount of the 2050 Senior Notes redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the 2050 Senior Notes redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. Commencing on October 1, 2049 (six months before the maturity date), the Company may redeem some or all of the 2050 Senior Notes, at any time and from time to time, at a redemption price equal to the principal amount of the 2050 Senior Notes being redeemed plus accrued and unpaid interest to, but excluding, the redemption date.

On September 20, 2021, the Company completed an underwritten public offering (the “Offering”) of $650,000 aggregate principal amount of 2.20% Senior Notes due January 15, 2032 (the “2032 Senior Notes”) and $850,000 aggregate principal amount of 2.95% Senior Notes due January 15, 2052 (the “2052 Senior Notes”). The 2032 Senior Notes and the 2052 Senior Notes were issued under the Indenture, as supplemented through the Fifth Supplemental Indenture, dated as of September 20, 2021. The Company is amortizing a $1,066 debt discount and $5,979 of debt issuance costs through the maturity date of the 2032 Senior Notes and a $12,742 debt discount and $9,732 of debt issuance costs through the maturity date of the 2052 Senior Notes. The Company may, prior to October 15, 2031 (three months before the maturity date), redeem some or all of the 2032 Senior Notes, at any time and from time to time, at a redemption price equal to the greater of 100% of the principal amount of the 2032 Senior Notes redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the 2032 Senior Notes redeemed. Commencing on October 15, 2031 (three months before the maturity date), the Company may redeem some or all of the 2032 Senior Notes, at any time and from time to time, at a redemption price equal to the principal amount of the 2032 Senior Notes being redeemed plus accrued and unpaid interest to, but excluding, the redemption date. The Company may, prior to July 15, 2051 (six months before the maturity date), redeem some or all of the 2052 Senior Notes, at any time and from time to time, at a redemption price equal to the greater of 100% of the principal amount of the 2052 Senior Notes redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the 2052 Senior Notes redeemed. Commencing on July 15, 2051 (six months before the maturity date), the Company may redeem some or all of the 2052 Senior Notes, at any time and from time to time, at a redemption price equal to the principal amount of the 2052 Senior Notes being redeemed plus accrued and unpaid interest to, but excluding, the redemption date.

In connection with the Offering, the Company exercised its right to repay the $1,500,000 of Private Placement Notes then outstanding governed by the 2008 NPA and the 2016 NPA.  The Company repaid the Private Placement Notes then outstanding, including the $110,617 make-whole premium, with the net proceeds from the Offering and borrowings under the revolving credit facility provided under its Credit Agreement.  The Company recorded $115,288 to Loss on early extinguishment of debt during the year ended December 31, 2021 due to the repayment of the Private Placement Notes and associated make-whole premium and related fees.

On March 9, 2022, the Company completed an underwritten public offering of $500,000 aggregate principal amount of its 3.20% Senior Notes due June 1, 2032 (the “New 2032 Senior Notes”). The New 2032 Senior Notes were issued under the Indenture, as supplemented through the Sixth Supplemental Indenture, dated as of March 9, 2022.  The Company is amortizing $375 of debt discount and $4,668 of debt issuance costs through the maturity date of the New 2032 Senior Notes.  The Company may redeem some or all of the New 2032 Senior Notes at its option prior to March 1, 2032 (three months before the maturity date) (the “New 2032 Senior Notes Par Call Date”), at any time and from time to time at a redemption price equal to the greater of 100% of the principal amount of the New 2032 Senior Notes redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the New 2032 Senior Notes redeemed discounted to the redemption date (assuming the New 2032 Senior Notes matured on the New 2032 Senior Notes Par Call Date), plus, in either case, accrued and unpaid interest thereon to the redemption date. Commencing on March 1, 2032 (three months before the maturity date), the Company may redeem some or all of the New 2032 Senior Notes, at any time and from time to time, at a redemption price equal to the principal amount of the New 2032 Senior Notes being redeemed plus accrued and unpaid interest thereon to the redemption date.

On August 18, 2022, the Company completed an underwritten public offering of $750,000 aggregate principal amount of its 4.20% Senior Notes due January 15, 2033 (the “2033 Senior Notes” and, together with the 2028 Senior Notes, the 2029 Senior Notes, the 2030 Senior Notes, the 2032 Senior Notes, the New 2032 Senior Notes, the 2050 Senior Notes and the 2052 Senior Notes, the “Senior Notes”). The 2033 Senior Notes were issued under the Indenture, as supplemented through the Seventh Supplemental Indenture, dated as of August 18, 2022.  The Company is amortizing $2,040 of debt discount and $6,878 of debt issuance costs through the maturity date of the 2033 Senior Notes.  The Company may redeem some or all of the 2033 Senior Notes at its option prior to October 15, 2032 (three months before the maturity date) (the “2033 Senior Notes Par Call Date”), at any time and from time to time at a redemption price equal to the greater of 100% of the principal amount of the 2033 Senior Notes redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the 2033 Senior Notes redeemed discounted to the redemption date (assuming the 2033 Senior Notes matured on the 2033 Senior Notes Par Call Date), plus, in either case, accrued and unpaid interest thereon to the redemption date. Commencing on October 15, 2032 (three months before the maturity date), the Company may redeem some or all of the 2033 Senior Notes, at any time and from time to time, at a redemption price equal to the principal amount of the 2033 Senior Notes being redeemed plus accrued and unpaid interest thereon to the redemption date.

The Company pays interest on the Senior Notes semi-annually in arrears.  The Senior Notes are the Company’s senior unsecured obligations, ranking equally in right of payment with its existing and future unsubordinated debt and senior to any of its future subordinated debt.  The Senior Notes are not guaranteed by any of the Company’s subsidiaries.

Under certain circumstances, the Company may become obligated to pay additional amounts (the “Additional Amounts”) with respect to the Senior Notes to ensure that the net amounts received by each holder of the Senior Notes will not be less than the amount such holder would have received if withholding taxes or deductions were not incurred on a payment under or with respect to the Senior Notes. If such payment of Additional Amounts is a result of a change in the laws or regulations, including a change in any official position, the introduction of an official position or a holding by a court of competent jurisdiction, of any jurisdiction from or through which payment is made by or on behalf of the Senior Notes having power to tax, and the Company cannot avoid such payments of Additional Amounts through reasonable measures, then the Company may redeem the applicable series of the Senior Notes then outstanding at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to, but excluding, the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on an interest payment date that is on or prior to the redemption date).

If the Company experiences certain kinds of changes of control, each holder of the Senior Notes may require the Company to repurchase all or a portion of the Senior Notes for cash at a price equal to 101% of the aggregate principal amount of such Senior Notes, plus any accrued but unpaid interest, if any, to, but excluding, the date of repurchase.

The covenants in the Indenture include limitations on liens, sale-leaseback transactions and mergers and sales of all or substantially all of the Company’s assets. The Indenture also includes customary events of default with respect to the Senior Notes. As of December 31, 2022 and 2021, the Company was in compliance with all applicable covenants in the Indenture as in effect on the applicable date.

Upon an event of default, the principal of and accrued and unpaid interest on all the Senior Notes may be declared to be due and payable by the Trustee or the holders of not less than 25% in principal amount of the outstanding Senior Notes of the applicable series. Upon such a declaration, such principal and accrued interest on all of the applicable series of the Senior Notes will be due and payable immediately. In the case of an event of default resulting from certain events of bankruptcy, insolvency or reorganization, the principal (or such specified amount) of and accrued and unpaid interest, if any, on all outstanding series of the Senior Notes will become and be immediately due and payable without any declaration or other act on the part of the Trustee or any holder of the applicable series of the Senior Notes.  Under certain circumstances, the holders of a majority in principal amount of the outstanding Senior Notes of any series may rescind any such acceleration with respect to the Senior Notes of that series and its consequences.

As of December 31, 2022, aggregate contractual future principal payments by calendar year on long-term debt are due as follows:

2023	$6,759
2024	10,636
2025	7,112
2026	2,071,152
2027	5,179
Thereafter	4,862,563
$6,963,401